Schedule of profit or loss (Details) - USD ($)	11 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Revenue
Other income
(Loss) / profit before taxation	(18,503)
Taxation
(Loss) / profit for the year	$ (18,503)
Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Revenue
Cost of sales
Gross profit
Other income
Investment income			1,064,093
Audit fees			(207,379)	(70,000)
Legal fees			(191,986)	(104,163)
Public relations and marketing			(163,413)	(337,220)
Secretarial services		$ 300,000		(26,532)
Bank charges			(1,487)	(2,089)
Operating (loss) / profit		(268,808)	499,829	(540,004)
Finance costs		(316,908)	(44,394)	(12,000)
(Loss) / profit before taxation		(585,716)	455,435	(552,004)
Taxation
(Loss) / profit for the year		(585,716)	455,435	(552,004)
Other comprehensive income
Total comprehensive / (loss) income for the year		(585,716)	455,435	$ (552,004)
Depreciation		(358,933)
Employee costs		(2,707,685)
Rent		(20,027)
Cilo Cybin Holdings Limited [member] | Events After Reporting [Member]
IfrsStatementLineItems [Line Items]
Investment income		4,828,827	1,064,093
Audit fees		(756,784)	(207,379)
Legal fees			(191,986)
Public relations and marketing		(127,785)	(163,413)
Bank charges		(1,487)	(1,487)
Operating (loss) / profit		(5,097,635)	(564,265)
Finance costs		(316,908)	(44,394)
(Loss) / profit for the year		(585,715)	455,434
Advertising		(108,689)
Consulting fees		(385,000)
Depreciation		(358,933)
Employee costs		(2,707,685)
Municipal expenses		(2,525)
Rent		(20,027)
Secretarial fees		(300,000)
Subscriptions		(211,239)
Training and development		(32,666)
Travel - local		(1,500)
Travel – overseas		$ (83,315)